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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21163


                          Pioneer Protected Principal Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.



           Pioneer Protected Principal Plus Fund
           Schedule of Investments  3/31/05 (unaudited)

  Shares                                                           Value
           COMMON STOCKS - 27.8 %
           Energy - 2.5 %
           Integrated Oil & Gas - 2.1 %
     2,377 ConocoPhillips                                       $   256,336
    10,480 ChevronTexaco Corp.                                      611,089
    10,536 Exxon Mobil Corp.                                        627,946
     3,316 Occidental Petroleum Corp.                               236,000
                                                                $ 1,731,371
           Oil & Gas Drilling - 0.0 %
       692 Schlumberger, Ltd.                                   $    48,772
           Oil & Gas Exploration & Production - 0.4 %
     1,585 Apache Corp.                                         $    97,050
     4,881 Pioneer Natural Resources Co.                            208,516
                                                                $   305,566
           Total Energy                                         $ 2,085,709
           Materials - 2.1 %
           Aluminum - 0.2 %
     5,295 Alcoa, Inc.                                          $   160,915
           Commodity Chemicals - 0.3 %
     1,715 Air Products & Chemicals, Inc.                       $   108,542
     3,272 E.I. du Pont de Nemours and Co.                          167,657
                                                                $   276,199
           Diversified Chemical - 0.1 %
     1,537 PPG Industries, Inc.                                 $   109,926
           Diversified Metals & Mining - 1.1 %
     1,754 BHP Billiton, Ltd. (A.D.R.)                          $    49,077
     3,982 Inco, Ltd. *                                             158,484
     2,664 Phelps Dodge Corp.                                       271,009
     3,465 Rio Tinto Plc (A.D.R.)                                   449,584
                                                                $   928,154
           Paper Products - 0.2 %
     3,963 Meadwestvaco Corp.                                   $   126,103
           Precious Metals & Minerals - 0.1 %
       786 Newmont Mining Corp.                                 $    33,209
           Specialty Chemicals - 0.1 %
     2,801 Ecolab, Inc.                                         $    92,573
           Total Materials                                      $ 1,727,079
           Capital Goods - 1.9 %
           Aerospace & Defense - 0.4 %
     3,535 General Dynamics Corp.                               $   378,422
           Electrical Components & Equipment - 0.2 %
     1,601 Emerson Electric Co.                                 $   103,953
       813 Rockwell International Corp.                              46,048
                                                                $   150,001
           Industrial Conglomerates - 0.6 %
     4,075 Johnson Controls, Inc.                               $   227,222
     2,679 United Technologies Corp.                                272,347
                                                                $   499,569
           Industrial Machinery - 0.7 %
     2,812 Caterpillar, Inc.                                    $   257,129
     4,581 Deere & Co.                                              307,523
                                                                $   564,652
           Total Capital Goods                                  $ 1,592,644
           Commercial Services & Supplies - 0.3 %
           Office Services & Supplies - 0.3 %
     4,504 Canon, Inc. (A.D.R.)                                 $   241,414
           Total Commercial Services & Supplies                 $   241,414
           Transportation - 1.2 %
           Airlines - 0.2 %
    12,638 Southwest Airlines Co.                               $   179,965
           Railroads - 0.9 %
     3,816 Burlington Northern, Inc.                            $   205,797
    13,385 Norfolk Southern Corp.                                   495,914
                                                                $   701,711
           Trucking - 0.1 %
     1,171 United Parcel Service                                $    85,179
           Total Transportation                                 $   966,855
           Automobiles & Components - 0.6 %
           Automobile Manufacturers - 0.6 %
    17,456 Ford Motor Corp.                                     $   197,776
     4,466 PACCAR, Inc.                                             323,294
                                                                $   521,070
           Total Automobiles & Components                       $   521,070
           Consumer Durables & Apparel - 0.1 %
           Apparel, Accessories & Luxury Goods - 0.1 %
     4,607 Gap, Inc.                                            $   100,617
           Total Consumer Durables & Apparel                    $   100,617
           Media - 2.0 %
           Advertising - 0.3 %
     3,106 Omnicom Group                                        $   274,943
           Movies & Entertainment - 0.2 %
     3,861 The Walt Disney Co.                                  $   110,927
           Publishing - 1.5 %
    12,953 Reed Elsevier NV (A.D.R.)                            $   392,476
     3,584 Gannett Co.                                              283,423
     1,396 John Wiley & Sons, Inc.                                   49,209
     5,731 McGraw-Hill Co., Inc.                                    500,030
                                                                $ 1,225,138
           Total Media                                          $ 1,611,008
           Retailing - 1.5 %
           Apparel Retail - 0.1 %
     1,793 Liz Claiborne, Inc.                                  $    71,953
           Computer & Electronics Retail - 0.0 %
       964 GameStop Corp. (Class B) *                           $    21,497
           Department Stores - 0.4 %
       871 Nordstrom, Inc.                                      $    48,236
     6,685 May Department Stores Co.                                247,479
                                                                $   295,715
           General Merchandise Stores - 0.7 %
     2,237 Family Dollar Stores, Inc.                           $    67,915
    10,020 Target Corp.                                             501,200
                                                                $   569,115
           Home Improvement Retail - 0.2 %
     3,512 Lowe's Companies, Inc.                               $   200,500
           Specialty Stores - 0.1 %
     2,267 Barnes & Noble, Inc. *                               $    78,189
           Total Retailing                                      $ 1,236,969
           Food & Drug Retailing - 0.9 %
           Drug Retail - 0.6 %
     1,163 CVS Corp.                                            $    61,197
    10,135 Walgreen Co.                                             450,197
                                                                $   511,394
           Food Distributors - 0.3 %
     6,119 Sysco Corp.                                          $   219,060
           Total Food & Drug Retailing                          $   730,454
           Food, Beverage & Tobacco - 1.4 %
           Packaged Foods & Meats - 1.1 %
     6,195 Campbell Soup Co.                                    $   179,779
     3,328 General Mills, Inc.                                      163,571
     5,376 H.J. Heinz Co., Inc.                                     198,052
     3,857 Hershey Foods Corp.                                      233,194
     5,776 Sara Lee Corp.                                           127,996
                                                                $   902,592
           Soft Drinks - 0.3 %
     4,813 PepsiCo, Inc.                                        $   255,233
           Total Food, Beverage & Tobacco                       $ 1,157,825
           Household & Personal Products - 0.5 %
           Household Products - 0.5 %
     4,816 Colgate-Palmolive Co.                                $   251,251
     1,103 Clorox Co.                                                69,478
     1,443 Estee Lauder Co.                                          64,906
                                                                $   385,635
           Total Household & Personal Products                  $   385,635
           Health Care Equipment & Services - 1.7 %
           Health Care Distributors - 0.8 %
     4,640 Abbott Laboratories                                  $   216,317
     6,829 Johnson & Johnson                                        458,636
       320 Teva Pharmaceutical Industries, Ltd.                       9,920
                                                                $   684,873
           Health Care Equipment - 0.9 %
     5,680 Becton, Dickinson & Co.                              $   331,826
     1,740 Biomet, Inc.                                              63,162
     2,209 Guidant Corp.                                            163,245
     1,672 Medtronic, Inc.                                           85,188
     1,259 Stryker Corp.                                             56,164
                                                                $   699,585
           Total Health Care Equipment & Services               $ 1,384,458
           Pharmaceuticals & Biotechnology - 1.5 %
           Pharmaceuticals - 1.5 %
     3,976 Barr Laboratorie, Inc. *                             $   194,148
     3,316 Eli Lilly & Co.                                          172,764
     4,179 Merck & Co., Inc.                                        135,274
     7,254 Mylan Laboratories, Inc.                                 128,541
     4,192 Novartis AG (A.D.R.)                                     196,102
     2,809 Roche Holdings AG (A.D.R.)                               150,523
    13,681 Schering-Plough Corp.                                    248,310
                                                                $ 1,225,662
           Total Pharmaceuticals & Biotechnology                $ 1,225,662
           Banks - 1.9 %
           Diversified Banks - 0.6 %
     7,051 U.S. Bancorp                                         $   203,210
     2,779 Wachovia Corp.                                           141,479
     3,070 Wells Fargo  & Co.                                       183,586
                                                                $   528,275
           Regional Banks - 1.0 %
     2,621 First Horizon National Corp.                         $   106,911
    10,135 National City Corp.                                      339,523
     4,228 SunTrust Banks, Inc.                                     304,712
     1,537 Zions Bancorporation                                     106,084
                                                                $   857,230
           Thrifts & Mortgage Finance - 0.3 %
     5,344 Washington Mutual, Inc.                              $   211,088
           Total Banks                                          $ 1,596,593
           Diversified Financials - 1.6 %
           Asset Management & Custody Banks - 1.1 %
     3,281 The Bank of New York Co., Inc.                       $    95,313
     3,584 Federated Investors, Inc.                                101,463
     5,686 State Street Corp.                                       248,592
     7,528 T. Rowe Price Associates, Inc.                           447,013
                                                                $   892,381
           Consumer Finance - 0.2 %
     3,275 American Express Co.                                 $   168,237
           Investment Banking & Brokerage - 0.3 %
     4,586 Merrill Lynch & Co., Inc.                            $   259,568
           Total Diversified Financials                         $ 1,320,186
           Insurance - 0.8 %
           Multi-Line Insurance - 0.1 %
       637 Hartford Financial Services Group, Inc.              $    43,673
           Property & Casualty Insurance - 0.7 %
       994 ACE, Ltd.                                            $    41,022
     1,597 Axis Capital Holdings, Ltd.                               43,183
     4,049 Chubb Corp.                                              320,964
     1,333 Montpelier RE Holdings, Ltd.                              46,855
     2,668 Safeco Corp.                                             129,958
                                                                $   581,982
           Total Insurance                                      $   625,655
           Software & Services - 1.5 %
           Application Software - 0.8 %
     3,347 Adobe Systems, Inc.                                  $   224,818
    11,247 Microsoft Corp.                                          271,840
     4,204 Symantec Corp. *                                          89,671
     3,292 Veritas Software Corp. *                                  76,440
                                                                $   662,769
           Data Processing & Outsourced Services - 0.7 %
     3,612 Automatic Data Processing, Inc.                      $   162,359
     2,800 Computer Sciences Corp. *                                128,380
     1,943 DST Systems, Inc. *                                       89,728
     2,063 Fiserv, Inc. *                                            82,107
     2,807 SunGard Data Systems, Inc. *                              96,842
                                                                $   559,416
           Total Software & Services                            $ 1,222,185
           Technology Hardware & Equipment - 1.6 %
           Communications Equipment - 0.6 %
    15,930 Motorola, Inc.                                       $   238,472
    12,969 Nokia Corp. (A.D.R.)                                     200,112
                                                                $   438,584
           Computer Hardware - 1.0 %
     2,041 Diebold, Inc.                                        $   111,949
     5,953 Dell, Inc. *                                             228,714
     8,364 Hewlett-Packard Co.                                      183,506
     2,200 IBM Corp.                                                201,036
    28,722 Sun Microsystems, Inc. *                                 116,037
                                                                $   841,242
           Total Technology Hardware & Equipment                $ 1,279,826
           Semiconductors - 0.9 %
           Semiconductor Equipment - 0.2 %
    10,987 Applied Materials, Inc. *                            $   178,539
           Semiconductors - 0.7 %
     1,758 Freescale Semico Inc. *                              $    30,325
    11,508 Intel Corp.                                              267,331
    10,295 Texas Instruments, Inc.                                  262,420
                                                                $   560,076
           Total Semiconductors                                 $   738,615
           Telecommunication Services - 0.9 %
           Integrated Telecommunication Services - 0.9 %
     1,715 Alltel Corp.                                         $    94,068
    10,833 BellSouth Corp.                                          284,800
    16,294 SBC Communications, Inc.                                 386,005
                                                                $   764,873
           Total Telecommunication Services                     $   764,873
           Utilities - 0.6 %
           Electric Utilities - 0.4 %
     2,475 American Electric Power Co., Inc.                    $    84,299
     2,715 Consolidated Edison, Inc.                                114,519
     4,263 Southern Co.                                             135,691
                                                                $   334,509
           Gas Utilities - 0.1 %
     2,155 KeySpan Energy Corp.                                 $    83,980
           Water Utilities - 0.1 %
     1,520 Aqua America, Inc.                                   $    37,027
           Total Utilities                                      $   455,516
           TOTAL COMMON STOCKS
           (Cost   $21,621,065)                                 $22,970,848

Principal
  Amount
           U.S. GOVERNMENT OBLIGATION - 72.2 %
 $ 72,300,0U.S. Treasury Strip, Zero Coupon Bond, 11/15/09      $59,574,622
           TOTAL U.S. GOVERNMENT OBLIGATION
           (Cost   $60,532,898)                                 $59,574,622

           TOTAL INVESTMENT IN SECURITIES - 100.0%
           (Cost   $82,153,963)(a)                              $82,545,470

           OTHER ASSETS AND LIABILITIES - 0.0%                  $   17,861

           TOTAL NET ASSETS - 100.0%                            $82,563,331

 (A.D.R.)  American Depositary Receipt

        *  Non-income producing security

      (a) At March 31, 2005, the net unrealized loss on investments based on cost for federal income tax purposes of $82,787,359 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost            $1,989,207

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value             (2,231,096)

           Net unrealized loss                                  $(241,889)



          Pioneer Protected Principal Plus Fund II
          Schedule of Investments  03/31/05 (unaudited)

 Shares                                                                Value
          COMMON STOCK - 20.1 %
          Diversified Financials - 20.1 %
          Other Diversified Financial Services - 20.1 %
 481,135  Pioneer Fund Class Y                                      $20,029,643
          Total Diversified Financials                              $20,029,643
          TOTAL COMMON STOCK                                        $20,029,643
          (Cost   $19,125,756)

          U.S. GOVERNMENT OBLIGATIONS - 79.8 %
          Government - 79.8 %
98,050,000U.S. Treasury Strip, Zero Coupon Bond, 5/15/10            $79,486,095
          Total Government                                          $79,486,095
          TOTAL U.S. GOVERNMENT OBLIGATIONS                         $79,486,095
          (Cost   $82,021,654)
          TOTAL INVESTMENT IN SECURITIES                            $99,515,738
          (Cost   $101,147,410)
          OTHER ASSETS AND LIABILITIES                                 77,510

          TOTAL NET ASSETS                                          $99,593,248

    (a) At March 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $105,132,475 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost                 $1,844,667

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value                  (7,461,404)

          Net unrealized gain                                       $(5,616,737)



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Protected Principal Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 27, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 27, 2005

* Print the name and title of each signing officer under his or her signature.